UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Greystone Managed Investment Inc.
Address:         300-1230 Blackfoot Drive
                 Regina, Saskatchewan, CANADA
                 S4S 7G4

Form 13F File Number:  28-13695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nadine Krenosky
Title:   Chief Compliance Officer
Phone:   (306) 779-6400

Signature, Place, and Date of Signing:

/s/   Nadine Krenosky         Regina, Saskatchewan, CANADA      January 28, 2011
-------------------------     ----------------------------      ----------------
        [Signature]                 [City, Province]                 [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.   28-01190 Frank Russell Co.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          NONE

FORM 13F INFORMATION TABLE ENTRY TOTAL:     86

FORM 13F INFORMATION TABLE VALUE TOTAL:     US$12,706,942 (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                           VALUE       SHARES/  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGER   SOLE  SHARED  NONE
3M CO                          COM             88579Y101     38358      450169  SH            SOLE              437849         12320
ABBOTT LABS                    COM             002824100      1674       35399  SH            SOLE               35399             0
AFLAC INC                      COM             001055102     54418      976705  SH            SOLE              949515         27190
AGRIUM INC                     COM             008916108    296113     3256887  SH            SOLE             2930857        326030
ALTRIA GROUP INC               COM             02209S103     35676     1467662  SH            SOLE             1427322         40340
AMERISOURCEBERGEN CORP         COM             03073E105     25153      746640  SH            SOLE              725150         21490
APPLE INC                      COM             037833100     54319      170560  SH            SOLE              165620          4940
BANK MONTREAL QUE              COM             063671101    367077     6426987  SH            SOLE             5824767        602220
BANK NOVA SCOTIA HALIFAX       COM             064149107    630397    11110785  SH            SOLE            10034745       1076040
BANK OF NEW YORK MELLON CORP   COM             064058100     24095      808070  SH            SOLE              784740         23330
BAYTEX ENERGY TR               TRUST UNIT      073176109    170896     3689950  SH            SOLE             3357690        332260
BCE INC                        COM NEW         05534B760    327997     9340495  SH            SOLE             8493741        846754
BECTON DICKINSON & CO          COM             075887109     28824      345410  SH            SOLE              336100          9310
BORGWARNER INC                 COM             099724106     27826      389480  SH            SOLE              378270         11210
CAE INC                        COM             124765108    152596    13342432  SH            SOLE            11999342       1343090
CANADIAN NAT RES LTD           COM             136385101    557317    12646637  SH            SOLE            11381153       1265484
CANADIAN PAC RY LTD            COM             13645T100    348293     5424304  SH            SOLE             4924708        499596
CDN IMPERIAL BK OF COMMERCE    COM             136069101     30103      386760  SH            SOLE              386760             0
CELESTICA INC                  SUB VTG SHS     15101Q108    125001    13036277  SH            SOLE            11732027       1304250
CENOVUS ENERGY INC             COM             15135U109    195777     5920326  SH            SOLE             5328056        592270
CHEVRON CORP                   COM NEW         166764100     36741      407803  SH            SOLE              396713         11090
CHURCH & DWIGHT INC            COM             171340102     24182      354860  SH            SOLE              344650         10210
CISCO SYS INC                  COM             17275R102     21358     1069310  SH            SOLE             1038540         30770
COOPER INDUSTRIES PLC          SHS             G24140108     36297      630685  SH            SOLE              612525         18160
ELDORADO GOLD CORP             COM NEW         284902103    406988    22139924  SH            SOLE            19923832       2216092
EXPRESS SCRIPTS INC            COM             302182100     38014      712330  SH            SOLE              691830         20500
FIRST MAJESTIC SILVER CORP     COM             32076V103     11164      780200  SH            SOLE              780200             0
FRANKLIN RES INC               COM             354613101     32654      297390  SH            SOLE              288830          8560
FREEPORT-MCMORAN COPPER & GO   COM             35671D857     32934      277761  SH            SOLE              270281          7480
GENERAL MLS INC                COM             370334104     28688      816410  SH            SOLE              794410         22000
GENUINE PARTS CO               COM             372460105      1886       37198  SH            SOLE               37198             0
GILDAN ACTIVEWEAR INC          COM             375916103    135942     4825770  SH            SOLE             4342864        482906
GOLDCORP INC                   COM NEW         380956409    592206    12990200  SH            SOLE            11757240       1232960
GOOGLE INC                     CL A            38259P508     50235       85660  SH            SOLE               83190          2470
GREAT BASIN GOLD LTD           COM             390124105     11166     3809200  SH            SOLE             3809200             0
GROUPE CGI INC                 CL A SUB VTG    39945C109    156841     9176910  SH            SOLE             8257340        919570
HALLIBURTON CO                 COM             406216101     38363      951629  SH            SOLE              925669         25960
HEINZ H J CO                   COM             423074103      1830       37471  SH            SOLE               37471             0
HONEYWELL INTL INC             COM             438516106     36742      700015  SH            SOLE              680935         19080
IMAX CORP                      COM             45245E109     16759      601500  SH            SOLE              601500             0
INTEL CORP                     COM             458140100     38780     1867666  SH            SOLE             1816476         51190
INTERNATIONAL BUSINESS MACHS   COM             459200101     44888      309783  SH            SOLE              301227          8556
JOHNSON & JOHNSON              COM             478160104      1509       24710  SH            SOLE               24710             0
JOHNSON CTLS INC               COM             478366107     31875      845120  SH            SOLE              820740         24380
JPMORGAN CHASE & CO            COM             46625H100     29195      697050  SH            SOLE              676970         20080
KINROSS GOLD CORP              COM NO PAR      496902404    471726    25105275  SH            SOLE            22595806       2509469
MAGNA INTL INC                 COM             559222401    551429    10690676  SH            SOLE             9681372       1009304
MANULIFE FINL CORP             COM             56501R106    467591    27438996  SH            SOLE            24781688       2657308
MCDERMOTT INTL INC             COM             580037109     25488     1247683  SH            SOLE             1211743         35940
MCDONALDS CORP                 COM             580135101     31953      421615  SH            SOLE              410165         11450
MICROSOFT CORP                 COM             594918104     41254     1496525  SH            SOLE             1455405         41120
NATIONAL OILWELL VARCO INC     COM             637071101     30752      463148  SH            SOLE              449808         13340
NEW YORK CMNTY BANCORP INC     COM             649445103      1887      101383  SH            SOLE              101383             0
NIKE INC                       CL B            654106103     26528      314537  SH            SOLE              305517          9020
NORTH AMERN PALLADIUM LTD      COM             656912102      6854     1001100  SH            SOLE             1001100             0
OCCIDENTAL PETE CORP DEL       COM             674599105     35551      367040  SH            SOLE              356470         10570
OPEN TEXT CORP                 COM             683715106    136692     3008214  SH            SOLE             2706388        301826
ORACLE CORP                    COM             68389X105     46942     1518980  SH            SOLE             1475270         43710
PARKER HANNIFIN CORP           COM             701094104     34490      404781  SH            SOLE              393121         11660
PFIZER INC                     COM             717081103     32853     1900320  SH            SOLE             1848660         51660
POTASH CORP SASK INC           COM             73755L107    546802     3562939  SH            SOLE             3206303        356636
PRAXAIR INC                    COM             74005P104     43546      461969  SH            SOLE              449229         12740
RESEARCH IN MOTION LTD         COM             760975102    303216     5254930  SH            SOLE             4729152        525778
ROGERS COMMUNICATIONS INC      CL B            775109200    275130     8002550  SH            SOLE             7291064        711486
ROYAL BK CDA MONTREAL QUE      COM             780087102    245590     4723993  SH            SOLE             4250450        473543
SELECT SECTOR SPDR TR          SBI CONS STPLS  81369Y308    214726        7420  SH            SOLE                7420             0
SUNCOR ENERGY INC              COM NEW         867224107    551961    14511189  SH            SOLE            13058799       1452390
TALISMAN ENERGY INC            COM             87425E103    326665    14862225  SH            SOLE            13375031       1487194
TASEKO MINES LTD               COM             876511106      8772     1697800  SH            SOLE             1697800             0
TECK RESOURCES LTD             CL B            878742204    677113    11028322  SH            SOLE             9981818       1046504
THOMSON REUTERS CORP           COM             884903105    143685     3883018  SH            SOLE             3565897        317121
TIM HORTONS INC                COM             88706M103    161353     3950941  SH            SOLE             3555721        395220
TIME WARNER CABLE INC          COM             88732J207     36403      558383  SH            SOLE              543173         15210
TJX COS INC                    COM NEW         872540109     25619      584530  SH            SOLE              567710         16820
TORONTO DOMINION BK ONT        COM NEW         891160509    725714     9836387  SH            SOLE             8874983        961404
TRANSCANADA CORP               COM             89353D107     27890      738841  SH            SOLE              738841             0
TRANSGLOBE ENERGY CORP         COM             893662106      9615      608958  SH            SOLE              608958             0
UNION PAC CORP                 COM             907818108     41479      453391  SH            SOLE              440371         13020
UNITED PARCEL SERVICE INC      CL B            911312106      1872       26121  SH            SOLE               26121             0
UNITEDHEALTH GROUP INC         COM             91324P102     33329      934812  SH            SOLE              907902         26910
US BANCORP DEL                 COM NEW         902973304     32415     1217303  SH            SOLE             1184333         32970
VALEANT PHARMACEUTICALS INTL   COM             91911K102    251717     8957780  SH            SOLE             8062922        894858
WADDELL & REED FINL INC        CL A            930059100      1982       56882  SH            SOLE               56882             0
WAL MART STORES INC            COM             931142103     27748      521110  SH            SOLE              507080         14030
WALTER ENERGY INC              COM             93317Q105     38317      303570  SH            SOLE              294840          8730
YUM BRANDS INC                 COM             988498101     33147      684440  SH            SOLE              664750         19690